Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Entity File Number	001-32751
Document Accounting Standard	International Financial Reporting Standards
Entity Voluntary Filers	No
Entity Incorporation, State or Country Code	O5
Entity Registrant Name	Pacific Airport Group
Entity Central Index Key	0001347557
Current Fiscal Year End Date	--12-31
Entity Address, Address Line One	Avenida Mariano Otero No. 1249-B
Entity Address, Address Line Two	Torre Pacífico, Piso 6
Entity Address, Postal Zip Code	44530
Entity Address, City or Town	Guadalajara
Entity Address, Country	MX
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Contact Personnel Email Address	svillarreal@aeropuertosgap.com.mx
ICFR Auditor Attestation Flag	true
Auditor Firm ID	114
Auditor Name	KPMG CÁRDENAS DOSAL S.C
Auditor Location	Guadalajara, Jalisco, México
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Avenida Mariano Otero No. 1249-B
Entity Address, Address Line Two	Torre Pacífico, Piso 6
Entity Address, Postal Zip Code	44530
Entity Address, City or Town	Guadalajara
Entity Address, Country	MX
Contact Personnel Name	Saúl Villarreal García
City Area Code	+ 52 (33)
Local Phone Number	38801100
American Depositary Shares [Member]
Document Information [Line Items]
Trading Symbol	PAC
Title of 12(b) Security	American Depositary Shares (ADSs), each representing ten Series B Shares
Security Exchange Name	NYSE
Series B Shares [Member]
Document Information [Line Items]
Trading Symbol	GAP B
Entity Common Stock, Shares Outstanding	433,465,245
Title of 12(b) Security	Series B Shares
Security Exchange Name	NYSE
Series BB Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	78,836,332